Basis of preparation and changes to Group's accounting policies - New standards and amendments to standards (Details)	6 Months Ended
Jun. 30, 2023
Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current
Basis of preparation and changes to Group's accounting policies
Standard/interpretation	Classification of Liabilities as Current or Non-current
Effective Date	Jan. 01, 2024
Amendments to IAS 1 Presentation of Financial Statements: Non-current Liabilities with Covenants
Basis of preparation and changes to Group's accounting policies
Standard/interpretation	Non-current Liabilities with Covenants
Effective Date	Jan. 01, 2024
Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback
Basis of preparation and changes to Group's accounting policies
Standard/interpretation	Lease Liability in a Sale and Leaseback
Effective Date	Jan. 01, 2024
Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments, Disclosures: Supplier Finance Arrangements
Basis of preparation and changes to Group's accounting policies
Standard/interpretation	Disclosures: Supplier Finance Arrangements
Effective Date	Jan. 01, 2024